Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Securities:
Loans	$ 46,629		$ 43,979
Allowance for loan losses	(266)		(394)
Goodwill	18,075		17,904
Intangible assets	4,809		5,152
Other assets (includes $1,299 and $1,848, at fair value)	20,468		19,839
Total assets	358,990		325,266
Deposits:
Long-term debt (includes $345 and $326, at fair value)	18,530		19,933
Total liabilities	321,548		291,065
Temporary equity
Redeemable noncontrolling interests	178		114
Permanent equity
Preferred stock - par value $0.01 per share; authorized 100,000,000 preferred shares; issued 10,826 and - shares	1,068
Common stock - par value $0.01 per share; authorized 3,500,000,000 common shares; issued 1,254,182,209 and 1,249,061,305 shares	13		12
Additional paid-in capital	23,485		23,185
Retained earnings	14,622		12,812
Accumulated other comprehensive loss, net of tax	(643)		(1,627)
Less: Treasury stock of 90,691,868 and 39,386,698 common shares, at cost	(2,114)		(965)
Total The Bank of New York Mellon Corporation shareholders' equity	36,431		33,417
Total permanent equity	37,264	[1]	34,087	[1],[2]
Total liabilities and shareholders' equity	358,990		325,266
Operations
Cash and due from:
Banks	4,727		4,175
Interest-bearing deposits with the Federal Reserve and other central banks	90,110		90,243
Interest-bearing deposits with banks	43,910		36,321
Federal funds sold and securities purchased under resale agreements	6,593		4,510
Securities:
Held-to-maturity (fair value of $8,389 and $3,540)	8,205		3,521
Available-for-sale	92,619		78,467
Total securities	100,824		81,988
Trading assets	9,378		7,861
Loans	46,629		43,979
Allowance for loan losses	(266)		(394)
Net loans	46,363		43,585
Premises and equipment	1,659		1,681
Accrued interest receivable	593		660
Goodwill	18,075		17,904
Intangible assets	4,809		5,152
Other assets (includes $1,299 and $1,848, at fair value)	20,468		19,839
Total assets	347,509		313,919
Other assets	1,299		1,848
Deposits:
Noninterest-bearing (principally U.S. offices)	93,019		95,335
Interest-bearing deposits in U.S. offices	53,826		41,231
Interest-bearing deposits in Non-U.S. offices	99,250		82,528
Total deposits	246,095		219,094
Federal funds purchased and securities sold under repurchase agreements	7,427		6,267
Trading liabilities	8,176		8,071
Payables to customers and broker-dealers	16,095		12,671
Commercial paper	338		10
Other borrowed funds	1,380		2,174
Accrued taxes and other expenses	7,316		6,235
Other liabilities (including allowance for lending-related commitments of $121 and $103, also includes $578 and $382, at fair value)	6,010		6,525
Long-term debt (includes $345 and $326, at fair value)	18,530		19,933
Total liabilities	311,367		280,980
Other liabilities	578		382
Investment Management Funds
Securities:
Trading assets	10,961		10,751
Other assets	520		596
Total assets	11,481		11,347
Deposits:
Trading liabilities	10,152		10,053
Other liabilities	29		32
Total liabilities	10,181		10,085
Permanent equity
Non-redeemable noncontrolling interests	$ 833		$ 670

[1]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $33,417 million at Dec 31, 2011, and $35,363 million at Dec 31, 2012.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders' equity of $32,354 million at Dec 31, 2010, and $33,417 million at Dec 31, 2011.